Condensed Consolidating Financial Information	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Consolidating Financial Information

Note 13 – Condensed Consolidating Financial Information

Crestwood Midstream is a holding company (Parent) and owns no operating assets and has no significant operations independent of its subsidiaries. Obligations under Crestwood Midstream’s senior notes and its credit facility are jointly and severally guaranteed by substantially all of its subsidiaries, except for Crestwood Infrastructure Holdings LLC, Crestwood Niobrara, Crestwood Pipeline and Storage Northeast LLC (Crestwood Northeast), PRBIC and Tres Holdings and their respective subsidiaries (collectively, Non-Guarantor Subsidiaries). Crestwood Midstream Finance Corp., the co-issuer of its senior notes, is Crestwood Midstream’s 100% owned subsidiary and has no material assets, operations, revenues or cash flows other than those related to its service as co-issuer of the Crestwood Midstream senior notes.

The tables below present condensed consolidating financial statements for Crestwood Midstream as Parent on a stand-alone, unconsolidated basis, and Crestwood Midstream’s combined guarantor and combined non-guarantor subsidiaries as of March 31, 2017 and December 31, 2016, and for the three months ended March 31, 2017 and 2016. The financial information may not necessarily be indicative of the results of operations, cash flows or financial position had the subsidiaries operated as independent entities.

The condensed consolidating financial statements for the three months ended March 31, 2016 include reclassifications that were made to conform to the current year presentation, none of which impacted previously reported net income (loss) or partners’ capital. In particular, the condensed consolidating statement of operations was modified to consider the impact of net income (loss) attributable to non-controlling partners in subsidiaries in arriving at equity in net income (loss) of subsidiaries in the parent and eliminations columns of those statements.

Crestwood Midstream Partners LP

Condensed Consolidating Balance Sheet

March 31, 2017

(in millions)

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash	$0.6	$—	$—	$—	$0.6
Accounts receivable	—	264.8	3.0	—	267.8
Inventory	—	58.8	—	—	58.8
Other current assets	—	12.4	—	—	12.4

Total current assets	0.6	336.0	3.0	—	339.6
Property, plant and equipment, net	—	2,278.0	—	—	2,278.0
Goodwill and intangible assets, net	—	839.1	—	—	839.1
Investment in consolidated affiliates	4,072.8	—	—	(4,072.8)	—
Investment in unconsolidated affiliates	—	—	1,105.3	—	1,105.3
Other assets	—	2.1	—	—	2.1

Total assets	$4,073.4	$3,455.2	$1,108.3	$(4,072.8)	$4,564.1

Liabilities and partners’ capital
Current liabilities:
Accounts payable	$—	$191.0	$—	$—	$191.0
Other current liabilities	40.2	59.2	—	—	99.4

Total current liabilities	40.2	250.2	—	—	290.4
Long-term liabilities:
Long-term debt, less current portion	1,549.2	1.1	—	—	1,550.3
Other long-term liabilities	—	43.9	—	—	43.9
Deferred income taxes	—	0.7	—	—	0.7
Partners’ capital	2,484.0	3,159.3	913.5	(4,072.8)	2,484.0
Interest of non-controlling partners in subsidiaries	—	—	194.8	—	194.8

Total partners’ capital	2,484.0	3,159.3	1,108.3	(4,072.8)	2,678.8

Total liabilities and partners’ capital	$4,073.4	$3,455.2	$1,108.3	$(4,072.8)	$4,564.1

Crestwood Midstream Partners LP

Condensed Consolidating Balance Sheet

December 31, 2016

(in millions)

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash	$1.3	$—	$—	$—	$1.3
Accounts receivable	—	289.3	0.5	—	289.8
Inventory	—	66.0	—	—	66.0
Other current assets	—	16.0	—	—	16.0

Total current assets	1.3	371.3	0.5	—	373.1
Property, plant and equipment, net	—	2,298.4	—	—	2,298.4
Goodwill and intangible assets, net	—	851.9	—	—	851.9
Investment in consolidated affiliates	4,093.7	—	—	(4,093.7)	—
Investment in unconsolidated affiliates	—	—	1,115.4	—	1,115.4
Other assets	—	1.8	—	—	1.8

Total assets	$4,095.0	$3,523.4	$1,115.9	$(4,093.7)	$4,640.6

Liabilities and partners’ capital
Current liabilities:
Accounts payable	$—	$214.5	$—	$—	$214.5
Other current liabilities	23.1	94.4	—	—	117.5

Total current liabilities	23.1	308.9	—	—	332.0
Long-term liabilities:
Long-term debt, less current portion	1,521.2	1.5	—	—	1,522.7
Other long-term liabilities	—	42.0	—	—	42.0
Deferred income taxes	—	0.7	—	—	0.7
Partners’ capital	2,550.7	3,170.3	923.4	(4,093.7)	2,550.7
Interest of non-controlling partners in subsidiaries	—	—	192.5	—	192.5

Total partners’ capital	2,550.7	3,170.3	1,115.9	(4,093.7)	2,743.2

Total liabilities and partners’ capital	$4,095.0	$3,523.4	$1,115.9	$(4,093.7)	$4,640.6

Crestwood Midstream Partners LP

Condensed Consolidating Statement of Operations

Three Months Ended March 31, 2017

(in millions)

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Revenues	$—	$828.1	$—	$—	$828.1
Costs of product/services sold	—	683.5	—	—	683.5
Expenses:
Operations and maintenance	—	33.7	—	—	33.7
General and administrative	18.3	7.2	—	—	25.5
Depreciation, amortization and accretion	—	51.2	—	—	51.2

	18.3	92.1	—	—	110.4

Operating income (loss)	(18.3)	52.5	—	—	34.2
Earnings from unconsolidated affiliates, net	—	—	8.1	—	8.1
Interest and debt expense, net	(26.5)	—	—	—	(26.5)
Loss on modification/extinguishment of debt	(37.3)	—	—	—	(37.3)
Equity in net income (loss) of subsidiary	54.6	—	—	(54.6)	—

Income (loss) before income taxes	(27.5)	52.5	8.1	(54.6)	(21.5)
Benefit for income taxes	—	0.1	—	—	0.1

Net income (loss)	(27.5)	52.6	8.1	(54.6)	(21.4)
Net income attributable to non-controlling partners in subsidiaries	—	—	6.1	—	6.1

Net income (loss) attributable to Crestwood Midstream Partners LP	$(27.5)	$52.6	$2.0	$(54.6)	$(27.5)

Crestwood Midstream Partners LP

Condensed Consolidating Statement of Operations

Three Months Ended March 31, 2016

(in millions)

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Revenues	$—	$536.0	$—	$—	$536.0
Costs of product/services sold	—	363.4	—	—	363.4
Expenses:
Operations and maintenance	—	41.7	—	—	41.7
General and administrative	17.7	4.5	—	—	22.2
Depreciation, amortization and accretion	—	64.9	—	—	64.9

	17.7	111.1	—	—	128.8
Other operating expense:
Goodwill Impairment	—	(109.7)	—	—	(109.7)

Operating loss	(17.7)	(48.2)	—	—	(65.9)
Earnings from unconsolidated affiliates, net	—	—	6.5	—	6.5
Interest and debt expense, net	(36.1)	—	—	—	(36.1)
Equity in net income (loss) of subsidiary	(47.4)	—	—	47.4	—

Income (loss) before income taxes	(101.2)	(48.2)	6.5	47.4	(95.5)
Benefit for income taxes	—	0.2	—	—	0.2

Net income (loss)	(101.2)	(48.0)	6.5	47.4	(95.3)
Net income attributable to non-controlling partners in subsidiaries	—	—	5.9	—	5.9

Net income (loss) attributable to Crestwood Midstream Partners LP	$(101.2)	$(48.0)	$0.6	$47.4	$(101.2)

Crestwood Midstream Partners LP

Condensed Consolidating Statement of Cash Flows

Three Months Ended March 31, 2017

(in millions)

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:	$(39.7)	$94.4	$5.3	$—	$60.0

Cash flows from investing activities:
Purchases of property, plant and equipment	(0.1)	(22.6)	—	—	(22.7)
Investment in unconsolidated affiliates	—	—	(0.1)	—	(0.1)
Capital distributions from unconsolidated affiliates	—	—	10.5	—	10.5
Capital distributions from consolidated affiliates	11.9	—	—	(11.9)	—

Net cash provided by (used in) investing activities	11.8	(22.6)	10.4	(11.9)	(12.3)

Cash flows from financing activities:
Proceeds from the issuance of long-term debt	1,154.5	—	—	—	1,154.5
Payments on long-term debt	(1,143.3)	(0.4)	—	—	(1,143.7)
Payments on capital leases	—	(0.4)	—	—	(0.4)
Payments for debt-related deferred costs	(8.5)	—	—	—	(8.5)
Distributions paid	(43.1)	—	(3.8)	—	(46.9)
Distributions to parent	—	—	(11.9)	11.9	—
Taxes paid for unit-based compensation vesting	—	(3.4)	—	—	(3.4)
Change in intercompany balances	67.6	(67.6)	—	—	—

Net cash provided by (used in) financing activities	27.2	(71.8)	(15.7)	11.9	(48.4)

Net change in cash	(0.7)	—	—	—	(0.7)
Cash at beginning of period	1.3	—	—	—	1.3

Cash at end of period	$0.6	$—	$—	$—	$0.6

Crestwood Midstream Partners LP

Condensed Consolidating Statement of Cash Flows

Three Months Ended March 31, 2016

(in millions)

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:	$(42.7)	$172.8	$5.6	$—	$135.7

Cash flows from investing activities:
Purchases of property, plant and equipment	(0.9)	(54.7)	—	—	(55.6)
Investment in unconsolidated affiliates	—	—	(5.5)	—	(5.5)
Proceeds from the sale of assets	—	0.8	—	—	0.8
Capital contributions to consolidated affiliates	(3.7)	—	—	3.7	—

Net cash provided by (used in) investing activities	(4.6)	(53.9)	(5.5)	3.7	(60.3)

Cash flows from financing activities:
Proceeds from the issuance of long-term debt	313.5	—	—	—	313.5
Principal payments on long-term debt	(286.0)	—	—	—	(286.0)
Payments on capital leases	—	(0.5)	—	—	(0.5)
Payments for debt-related deferred costs	(0.1)	—	—	—	(0.1)
Distributions paid	(97.2)	—	(3.8)	—	(101.0)
Contributions from parent	—	—	3.7	(3.7)	—
Taxes paid for unit-based compensation vesting	—	(0.6)	—	—	(0.6)
Change in intercompany balances	117.8	(117.8)	—	—	—

Net cash provided by (used in) financing activities	48.0	(118.9)	(0.1)	(3.7)	(74.7)

Net change in cash	0.7	—	—	—	0.7
Cash at beginning of period	0.1	—	—	—	0.1

Cash at end of period	$0.8	$—	$—	$—	$0.8

Note 18 – Crestwood Midstream Condensed Consolidating Financial Information

Crestwood Midstream is a holding company (Parent) and owns no operating assets and has no significant operations independent of its subsidiaries. Obligations under Crestwood Midstream’s senior notes and its credit facility are jointly and severally guaranteed by substantially all of its subsidiaries, except for Crestwood Infrastructure Holdings LLC, Crestwood Niobrara, Crestwood Northwest, PRBIC and Tres Holdings and their respective subsidiaries (collectively, Non-Guarantor Subsidiaries). Crestwood Midstream Finance Corp., the co-issuer of its senior notes, is Crestwood Midstream’s 100% owned subsidiary and has no material assets, operations, revenues or cash flows other than those related to its service as co-issuer of the Crestwood Midstream senior notes.

The tables below present condensed consolidating financial statements for Crestwood Midstream as parent on a stand-alone, unconsolidated basis, and Crestwood Midstream’s combined guarantor and combined non-guarantor subsidiaries as of and for the years ended December 31, 2016, 2015 and 2014. The financial information may not necessarily be indicative of the results of operations, cash flows or financial position had the subsidiaries operated as independent entities.

The condensed consolidating financial statements for the years ended December 31, 2015 and 2014 include reclassifications that were made to conform to the current year presentation, none of which impacted previously reported net income (loss) or partners’ capital. In particular, the condensed consolidating statements of operations were modified to consider the impact of net income (loss) attributable to non-controlling partners in subsidiaries in arriving at equity in net income (loss) of subsidiaries in the parent and eliminations columns of those statements.

Crestwood Midstream Partners LP

Condensed Consolidating Balance Sheet

December 31, 2016

(in millions)

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash	$1.3	$—	$—	$—	$1.3
Accounts receivable	—	289.3	0.5	—	289.8
Inventory	—	66.0	—	—	66.0
Other current assets	—	16.0	—	—	16.0

Total current assets	1.3	371.3	0.5	—	373.1
Property, plant and equipment, net	—	2,298.4	—	—	2,298.4
Goodwill and intangible assets, net	—	851.9	—	—	851.9
Investment in consolidated affiliates	4,093.7	—	—	(4,093.7)	—
Investment in unconsolidated affiliates	—	—	1,115.4	—	1,115.4
Other assets	—	1.8	—	—	1.8

Total assets	$4,095.0	$3,523.4	$1,115.9	$(4,093.7)	$4,640.6

Liabilities and partners’ capital
Current liabilities:
Accounts payable	$—	$214.5	$—	$—	$214.5
Other current liabilities	23.1	94.4	—	—	117.5

Total current liabilities	23.1	308.9	—	—	332.0
Long-term liabilities:
Long-term debt, less current portion	1,521.2	1.5	—	—	1,522.7
Other long-term liabilities	—	42.0	—	—	42.0
Deferred income taxes	—	0.7	—	—	0.7
Partners’ capital	2,550.7	3,170.3	923.4	(4,093.7)	2,550.7
Interest of non-controlling partners in subsidiaries	—	—	192.5	—	192.5

Total partners’ capital	2,550.7	3,170.3	1,115.9	(4,093.7)	2,743.2

Total liabilities and partners’ capital	$4,095.0	$3,523.4	$1,115.9	$(4,093.7)	$4,640.6

Crestwood Midstream Partners LP

Condensed Consolidating Balance Sheet

December 31, 2015

(in millions)

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash	$0.1	$—	$—	$—	$0.1
Accounts receivable	—	236.0	0.5	—	236.5
Inventory	—	44.5	—	—	44.5
Other current assets	—	52.5	—		52.5

Total current assets	0.1	333.0	0.5	—	333.6
Property, plant and equipment, net	—	3,525.7	—	—	3,525.7
Goodwill and intangible assets, net	—	1,846.9	—	—	1,846.9
Investment in consolidated affiliates	5,506.8	—	—	(5,506.8)	—
Investment in unconsolidated affiliates	—	—	254.3	—	254.3
Other assets	—	3.1	—	—	3.1

Total assets	$5,506.9	$5,708.7	$254.8	$(5,506.8)	$5,963.6

Liabilities and partners’ capital
Current liabilities:
Accounts payable	$—	$141.3	$0.1	$—	$141.4
Other current liabilities	26.4	85.2	—	—	111.6

Total current liabilities	26.4	226.5	0.1	—	253.0
Long-term liabilities:
Long-term debt, less current portion	2,498.9	2.9	—	—	2,501.8
Other long-term liabilities	—	43.3	—	—	43.3
Deferred income taxes	—	0.4	—	—	0.4
Partners’ capital	2,981.6	5,435.6	71.2	(5,506.8)	2,981.6
Interest of non-controlling partners in subsidiaries	—	—	183.5	—	183.5

Total partners’ capital	2,981.6	5,435.6	254.7	(5,506.8)	3,165.1

Total liabilities and partners’ capital	$5,506.9	$5,708.7	$254.8	$(5,506.8)	$5,963.6

Crestwood Midstream Partners LP

Condensed Consolidating Statements of Operations

Year Ended December 31, 2016

(in millions)

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Revenues	$—	$2,520.5	$—	$—	$2,520.5
Costs of product/services sold	—	1,925.1	—	—	1,925.1
Expenses:
Operations and maintenance	—	155.0	—	—	155.0
General and administrative	66.4	19.2	—	—	85.6
Depreciation, amortization and accretion	—	240.5	—	—	240.5

	66.4	414.7	—	—	481.1
Other operating expenses:
Loss on long-lived assets, net	—	(65.6)	—	—	(65.6)
Goodwill impairment	—	(162.6)	—	—	(162.6)

Operating loss	(66.4)	(47.5)	—	—	(113.9)
Earnings from unconsolidated affiliates, net	—	—	31.5	—	31.5
Interest and debt expense, net	(125.1)	—	—	—	(125.1)
Gain on modification/extinguishment of debt	10.0	—	—	—	10.0
Equity in net income (loss) of subsidiaries	(40.2)	—	—	40.2	—

Net income (loss)	(221.7)	(47.5)	31.5	40.2	(197.5)
Net income attributable to non-controlling partners in subsidiaries	—	—	24.2	—	24.2

Net income (loss) attributable to Crestwood Midstream Partners LP	$(221.7)	$(47.5)	$7.3	$40.2	$(221.7)

Crestwood Midstream Partners LP

Condensed Consolidating Statements of Operations

Year Ended December 31, 2015

(in millions)

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Revenues	$—	$2,632.8	$—	$—	$2,632.8
Costs of product/services sold	—	1,883.5	—	—	1,883.5
Expenses:
Operations and maintenance	—	188.7	—	—	188.7
General and administrative	65.3	40.3	—	—	105.6
Depreciation, amortization and accretion	—	278.5	—	—	278.5

	65.3	507.5	—	—	572.8
Other operating expenses:
Loss on long-lived assets, net	—	(227.8)	—	—	(227.8)
Goodwill impairment	—	(1,149.1)	—	—	(1,149.1)

Operating loss	(65.3)	(1,135.1)	—	—	(1,200.4)
Loss from unconsolidated affiliates, net	—	—	(60.8)	—	(60.8)
Interest and debt expense, net	(130.5)	—	—	—	(130.5)
Loss on modification/extinguishment of debt	(18.9)	—	—	—	(18.9)
Equity in net income (loss) of subsidiaries	(1,219.0)	—	—	1,219.0	—

Net income (loss)	(1,433.7)	(1,135.1)	(60.8)	1,219.0	(1,410.6)
Net income attributable to non-controlling partners in subsidiaries	—	—	23.1	—	23.1

Net income (loss) attributable to Crestwood Midstream Partners LP	(1,433.7)	(1,135.1)	(83.9)	1,219.0	(1,433.7)
Net income attributable to Class A preferred units	23.1	—	—	—	23.1

Net income (loss) attributable to partners	$(1,456.8)	$(1,135.1)	$(83.9)	$1,219.0	$(1,456.8)

Crestwood Midstream Partners

Condensed Consolidating Statements of Operations

Year Ended December 31, 2014

(in millions)

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Revenues	$—	$3,917.5	$—	$—	$3,917.5
Costs of product/services sold	—	3,154.8	—	—	3,154.8
Expenses:
Operations and maintenance	—	195.4	—	—	195.4
General and administrative	49.4	42.3	—	—	91.7
Depreciation, amortization and accretion	0.9	254.5	—	—	255.4

	50.3	492.2	—	—	542.5
Other operating expenses:
Loss on long-lived assets, net	—	(35.1)	—	—	(35.1)
Goodwill impairment	—	(48.8)	—	—	(48.8)
Loss on contingent consideration	—	(8.6)	—	—	(8.6)

Operating income (loss)	(50.3)	178.0	—	—	127.7
Loss from unconsolidated affiliates, net	—	—	(0.7)	—	(0.7)
Interest and debt expense, net	(111.4)	—	—	—	(111.4)
Equity in net income (loss) of subsidiaries	159.6	—	—	(159.6)	—

Income (loss) before income taxes	(2.1)	178.0	(0.7)	(159.6)	15.6
Provision for income taxes	—	(0.9)	—	—	(0.9)

Net income (loss)	(2.1)	177.1	(0.7)	(159.6)	14.7
Net income attributable to non-controlling partners	—	—	16.8	—	16.8

Net income (loss) attributable to Crestwood Midstream Partners LP	(2.1)	177.1	(17.5)	(159.6)	(2.1)
Net income attributable to Class A preferred units	17.2	—	—	—	17.2

Net income (loss) attributable to partners	$(19.3)	$177.1	$(17.5)	$(159.6)	$(19.3)

Crestwood Midstream Partners LP

Condensed Consolidating Statements of Cash Flows

Year Ended December 31, 2016

(in millions)

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:	$(188.0)	$502.8	$39.0	$—	$353.8

Cash flows from investing activities:
Acquisitions, net of cash acquired	—	(7.2)	—	—	(7.2)
Purchases of property, plant and equipment	(1.7)	(99.0)	—	—	(100.7)
Investment in unconsolidated affiliates	—	—	(12.4)	—	(12.4)
Proceeds from the sale of assets	—	972.7	—	—	972.7
Capital distributions from unconsolidated affiliates	—	—	14.8	—	14.8
Capital contributions to consolidated affiliates	26.2	—	—	(26.2)	—

Net cash provided by (used in) investing activities	24.5	866.5	2.4	(26.2)	867.2

Cash flows from financing activities:
Proceeds from the issuance of long-term debt	1,565.3	—	—	—	1,565.3
Principal payments on long-term debt	(2,535.3)	(0.8)	—	—	(2,536.1)
Payments on capital leases	—	(1.9)	—	—	(1.9)
Payments for debt-related deferred costs	(3.5)	—	—	—	(3.5)
Distributions paid	(227.6)	—	(15.2)	—	(242.8)
Distributions to parents	—	—	(26.2)	26.2	—
Taxes paid for unit-based compensation vesting	—	(0.8)	—	—	(0.8)
Change in intercompany balances	1,365.8	(1,365.8)	—	—	—

Net cash provided by (used in) financing activities	164.7	(1,369.3)	(41.4)	26.2	(1,219.8)

Net change in cash	1.2	—	—	—	1.2
Cash at beginning of period	0.1	—	—	—	0.1

Cash at end of period	$1.3	$—	$—	$—	$1.3

Crestwood Midstream Partners LP

Condensed Consolidating Statements of Cash Flows

Year Ended December 31, 2015

(in millions)

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:	$(190.8)	$650.0	$12.6	$—	$471.8

Cash flows from investing activities:
Purchases of property, plant and equipment	(0.8)	(181.9)	—	—	(182.7)
Investment in unconsolidated affiliates, net	—	—	(41.8)	—	(41.8)
Proceeds from the sale of assets	—	2.7	—	—	2.7
Capital distributions from unconsolidated affiliates	—	—	9.3	—	9.3
Capital contributions to consolidated affiliates	(31.2)	—	—	31.2	—

Net cash provided by (used in) investing activities	(32.0)	(179.2)	(32.5)	31.2	(212.5)

Cash flows from financing activities:
Proceeds from the issuance of long-term debt	3,490.1	—	—	—	3,490.1
Principal payments on long-term debt	(2,960.9)	—	—	—	(2,960.9)
Payments on capital leases	—	(2.2)	—	—	(2.2)
Payments for debt-related deferred costs	(17.3)	—	—	—	(17.3)
Financing fees paid for early debt redemption	(13.6)	—	—	—	(13.6)
Distributions paid	(808.2)	—	(11.3)	—	(819.5)
Contributions from parents	—	—	31.2	(31.2)	—
Net proceeds from issuance of preferred units	58.8	—	—	—	58.8
Taxes paid for unit-based compensation vesting	—	(2.1)	—	—	(2.1)
Change in intercompany balances	474.1	(474.1)	—	—	—
Other	(0.1)	—	—	—	(0.1)

Net cash provided by (used in) financing activities	222.9	(478.4)	19.9	(31.2)	(266.8)

Net change in cash	0.1	(7.6)	—	—	(7.5)
Cash at beginning of period	—	7.6	—	—	7.6

Cash at end of period	$0.1	$—	$—	$—	$0.1

Crestwood Midstream Partners LP

Condensed Consolidating Statements of Cash Flows

Year Ended December 31, 2014

(in millions)

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:	$(165.6)	$602.9	$—	$—	$437.3

Cash flows from investing activities:
Acquisitions, net of cash acquired	—	(19.5)	—	—	(19.5)
Purchases of property, plant and equipment	(4.3)	(417.4)	—	—	(421.7)
Investment in unconsolidated affiliates, net	—	—	(144.4)	—	(144.4)
Proceeds from the sale of assets	—	2.7	—	—	2.7
Capital contributions to consolidated affiliates	(89.5)	—	—	89.5	—

Net cash provided by (used in) investing activities	(93.8)	(434.2)	(144.4)	89.5	(582.9)

Cash flows from financing activities:
Proceeds from the issuance of long-term debt	2,089.9	—	—	—	2,089.9
Principal payments on long-term debt	(1,949.8)	(0.2)	—	—	(1,950.0)
Payments on capital leases	(1.3)	(1.9)	—	—	(3.2)
Payments for debt-related deferred costs	(0.1)	—	—	—	(0.1)
Distributions paid	(470.5)	—	—	—	(470.5)
Contributions from parents	—	—	89.5	(89.5)	—
Net proceeds from issuance of preferred equity of subsidiary	—	—	53.9	—	53.9
Net proceeds from issuance of Class A preferred units	430.5	—	—	—	430.5
Taxes paid for unit-based compensation vesting	—	(1.6)	—	—	(1.6)
Change in intercompany balances	161.4	(161.4)	—	—	—
Other	(0.8)	—	—	—	(0.8)

Net cash provided by (used in) financing activities	259.3	(165.1)	143.4	(89.5)	148.1

Net change in cash	(0.1)	3.6	(1.0)	—	2.5
Cash at beginning of period	0.1	4.0	1.0	—	5.1

Cash at end of period	$—	$7.6	$—	$—	$7.6